Schedule of Investments (unaudited) March 31, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Shares	Value

Common Stocks

Construction & Engineering — 0.0%
McDermott International Ltd.(a)		123,933	$81,796

Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.(a)(b)		309,827,230	3,098

Metals & Mining — 0.0%
Preferred Proppants LLC(a)(b)		12,198	884

Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp.		2,027	90,668

Semiconductors & Semiconductor Equipment(a) — 0.0%
Maxeon Solar Technologies Ltd.		232	3,359
SunPower Corp.		1,860	39,953

			43,312

Software — 0.0%
Avaya Holdings Corp.(a)		66	836

Specialty Retail — 0.2%
Neiman Marcus Group, Inc.(a)		3,613	591,629

Total Common Stocks — 0.2% (Cost: $7,436,259)			812,223

		Par (000)

Corporate Bonds

Airlines — 0.3%
Allegiant Travel Co., 8.50%, 02/05/24(c)	USD	1,195	1,248,775

Auto Components — 0.1%
Clarios Global LP, 6.75%, 05/15/25(c)		446	461,846

Beverages — 0.1%
Triton Water Holdings, Inc., 6.25%, 04/01/29(c)		410	349,562

Building Materials — 0.0%
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29(c)		118	116,525

Chemicals — 0.0%
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(c)		51	51,638

Construction Materials — 0.1%
Wolverine Escrow LLC, 9.00%, 11/15/26(c)		1,028	688,760

Diversified Telecommunication Services — 0.0%
Zayo Group Holdings, Inc., 6.13%, 03/01/28(c)		251	224,645

Electric Utilities — 0.0%
Pike Corp., 5.50%, 09/01/28(c)		144	135,720

Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., 5.02%, 11/10/21(a)(b)(d)		1,710	—

			135,720

Electronic Equipment, Instruments & Components — 0.1%
Vertiv Group Corp., 4.13%, 11/15/28(c)		504	459,958

Equity Real Estate Investment Trusts (REITs) — 0.0%
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc., 4.63%, 06/15/25(c)		138	139,035

Security		Par (000)	Value

Internet Software & Services — 0.1%
Expedia Group, Inc., 6.25%, 05/01/25(c)	USD	337	$360,296

Machinery — 0.2%
Madison IAQ LLC, 5.88%, 06/30/29(c)		809	726,077

Media(c) — 0.3%
Liberty Broadband Corp., 2.75%, 09/30/50		513	505,959
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(e)		208	144,881
Radiate Holdco LLC/Radiate Finance, Inc., 4.50%, 09/15/26		573	552,945

			1,203,785

Oil, Gas & Consumable Fuels — 0.1%
Occidental Petroleum Corp., 6.63%, 09/01/30		619	710,303

Total Corporate Bonds — 1.4% (Cost: $7,423,515)			6,876,925

Floating Rate Loan Interests(f)

Aerospace & Defense — 4.1%
Atlas CC Acquisition Corp.
Term Loan B, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		5,418	5,389,433
Term Loan C, (3 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 05/25/28		1,102	1,096,156
Bleriot U.S. Bidco, Inc., 2021 Term Loan B, (3 mo. LIBOR + 4.00%), 5.01%, 10/30/26		713	707,741
Cobham Ultra U.S. Co-Borrower LLC, USD Term Loan B, 11/16/28(g)		374	369,482
Nordam Group, Inc., Term Loan B, (1 mo. LIBOR + 5.50%), 6.00%, 04/09/26		768	664,528
Peraton Corp.
2nd Lien Term Loan B1, (1 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 02/01/29		2,199	2,177,442
Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/01/28		5,744	5,695,967
Spirit Aerosystems, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 01/15/25		993	989,994

TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.71%, 12/09/25		2,540	2,495,320

			19,586,063

Air Freight & Logistics — 0.4%
AIT Worldwide Logistics Holdings, Inc., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/06/28		583	577,677
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		416	400,903
PECF USS Intermediate Holding III Corp., Term Loan B, (1 mo. LIBOR + 4.25%), 4.76%, 12/17/28		968	957,516

			1,936,096

Airlines — 2.9%
AAdvantage Loyalty IP Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 04/20/28		1,636	1,654,638
Air Canada, 2021 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/11/28		2,047	2,026,165
American Airlines, Inc.
2017 1st Lien Term Loan, (1 mo. LIBOR + 1.75%), 2.20%, 01/29/27		1,026	958,120

1

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Airlines (continued)
American Airlines, Inc. (continued)
2017 Incremental Term Loan, (6 mo. LIBOR + 2.00%), 2.84%, 12/14/23	USD	1,947	$1,920,460
Mileage Plus Holdings LLC, 2020 Term Loan B, (3 mo. LIBOR + 5.25%, 1.00% Floor), 6.25%, 06/20/27		3,455	3,579,996
United Airlines, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/21/28		3,716	3,666,920

			13,806,299

Auto Components — 2.8%
Adient U.S. LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/08/28		819	804,483
Clarios Global LP, 2021 USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/30/26		3,646	3,595,848
Truck Hero, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 01/31/28		2,500	2,418,508
USI, Inc.
2017 Repriced Term Loan, (3 mo. LIBOR + 3.00%), 4.01%, 05/16/24		3,760	3,731,473
2019 Incremental Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 12/02/26		215	213,083
Wand NewCo 3, Inc., 2020 Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 02/05/26		2,592	2,509,734

			13,273,129

Banks — 0.8%
Directv Financing LLC, Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 08/02/27		2,133	2,128,389
LABL, Inc., 2021 USD 1st Lien Term Loan, (1 mo. LIBOR + 5.00%), 5.50%, 10/29/28		1,617	1,592,985

			3,721,374

Beverages — 0.4%
Naked Juice LLC
Delayed Draw Term Loan, (SOFR + 3.25%), 3.75%, 01/24/29		102	100,572
Term Loan, 01/24/29(g)		1,929	1,894,194

			1,994,766

Building Materials — 0.2%
CHI Overhead Doors, Inc, Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 3.96%, 07/31/25		181	179,338
Cornerstone Building Brands, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 04/12/28		439	424,154
MI Windows & Doors LLC, 2022 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/18/27		331	326,624

			930,116

Building Products — 2.2%
Associated Materials Inc., 2022 Term Loan B, 03/08/29(g)		850	819,071
CP Atlas Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 11/23/27		1,477	1,432,723
CPG International, Inc., 2017 Term Loan, (1 Week LIBOR + 2.50%, 0.75% Floor), 3.25%, 05/05/24		1,735	1,718,322
Jeld-Wen, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 07/28/28		825	816,688

Security		Par (000)	Value

Building Products (continued)
LSF10 XL Bidco SCA, 2021 EUR Term Loan, (Euribor + 4.00%), 4.00%, 04/12/28	EUR	1,000	$1,086,392
Standard Industries Inc., 2021 Term Loan B, 09/22/28(g)	USD	1,630	1,625,199
Wilsonart LLC, 2021 Term Loan E, (3 mo. LIBOR + 3.25%, 1.00% Floor), 4.50%, 12/31/26		3,186	3,100,234

			10,598,629

Capital Markets — 3.2%
AqGen Ascensus, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.50%), 7.00%, 08/02/29(b)		2,699	2,671,497
Deerfield Dakota Holding LLC
2020 USD Term Loan B, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 04/09/27		6,051	6,013,253
2021 USD 2nd Lien Term Loan, (1 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 04/07/28(b)		1,806	1,801,485
Eagle Broadband Investments LLC, Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 4.06%, 11/12/27		1,526	1,504,732
FinCo I LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.50%), 2.96%, 06/27/25		821	812,030
Focus Financial Partners LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.50%), 3.00%, 07/01/28		1,481	1,460,297
Greenhill & Co., Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 04/12/24		1,170	1,159,527

			15,422,821

Chemicals — 5.3%
Ascend Performance Materials Operations LLC, 2021 Term Loan B, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 08/27/26		2,533	2,521,933
Atotech BV, 2021 USD Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 03/18/28		3,471	3,421,314
Axalta Coating Systems U.S. Holdings, Inc., USD Term Loan B3, (3 mo. LIBOR + 1.75%), 2.76%, 06/01/24		1,832	1,814,151
CPC Acquisition Corp., Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 12/29/27(b)		734	711,582
Element Materials Technology Group U.S. Holdings, Inc., 2017 USD Term Loan B, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.51%, 06/28/24		1,148	1,132,268
Element Solutions, Inc., 2019 Term Loan B1, (1 mo. LIBOR + 2.00%), 2.46%, 01/31/26		2,001	1,978,906
Illuminate Buyer LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 06/30/27		1,403	1,354,799
Lonza Group AG
USD 1st Lien Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 07/03/28		46	44,681
USD Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/03/28		1,036	1,008,983
Messer Industries GmbH, 2018 USD Term Loan, (3 mo. LIBOR + 2.50%), 3.51%, 03/02/26		2,445	2,415,543
Minerals Technologies, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/14/24(b)		431	428,701
Momentive Performance Materials, Inc., Term Loan B, (1 mo. LIBOR + 3.25%), 3.70%, 05/15/24		1,510	1,489,148

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chemicals (continued)
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (1 mo. LIBOR + 3.25%), 3.56%, 10/14/24	USD	1,734	$1,694,750
PQ Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.50%), 3.00%, 06/09/28		1,743	1,718,134
Pregis TopCo Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 08/01/26(b)		706	690,305
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (6 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		1,064	1,044,052
Sparta U.S. HoldCo LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/02/28(b)		1,421	1,400,116
Starfruit Finco BV, 2018 USD Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 10/01/25		160	157,976
W.R. Grace & Co.-Conn., 2021 Term Loan B, (3 mo. LIBOR + 3.75%), 4.81%, 09/22/28		540	534,252

			25,561,594

Commercial Services & Supplies — 5.2%
Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 05/12/28		2,642	2,598,613
Aramark Services, Inc., 2018 Term Loan B3, (1 mo. LIBOR + 1.75%), 2.21%, 03/11/25		155	151,478
Asurion LLC
2018 Term Loan B6, (1 mo. LIBOR + 3.12%), 3.58%, 11/03/23		1,932	1,918,573
2018 Term Loan B7, (1 mo. LIBOR + 3.00%), 3.46%, 11/03/24		1,136	1,119,929
2020 Term Loan B8, (1 mo. LIBOR + 3.25%), 3.71%, 12/23/26		792	773,419
2021 2nd Lien Term Loan B3, (1 mo. LIBOR + 5.25%), 5.71%, 01/31/28		1,117	1,093,286
2021 2nd Lien Term Loan B4, (1 mo. LIBOR + 5.25%), 5.71%, 01/20/29		1,596	1,558,095
Clean Harbors, Inc., 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 10/08/28		702	694,340
Covanta Holding Corp.(g)
2021 Term Loan B, 11/30/28		1,143	1,136,320
2021 Term Loan C, 11/30/28		86	85,118
Creative Artists Agency LLC, 2020 Incremental Term Loan B1, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 11/26/26		1,965	1,960,367
Dealer Tire LLC, 2020 Term Loan B, (1 mo. LIBOR + 4.25%), 4.71%, 12/12/25		2,558	2,541,727
EnergySolutions LLC, 2018 Term Loan B, (3 mo. LIBOR + 3.75%, 1.00% Floor), 4.76%, 05/09/25		534	523,438
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 09/19/26(b)		1,010	999,594
Packers Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 03/09/28		1,684	1,656,712
Prime Security Services Borrower LLC, 2021 Term Loan, (6 mo. LIBOR + 2.75%, 0.75% Floor), 3.50%, 09/23/26		1,942	1,926,287
Vericast Corp., 2021 Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 8.76%, 06/16/26		338	279,818

Security		Par (000)	Value

Commercial Services & Supplies (continued)
Verscend Holding Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.46%, 08/27/25	USD	3,141	$3,124,957
Viad Corp., Initial Term Loan, (1 mo. LIBOR + 5.00%), 5.50%, 07/30/28		788	776,219

			24,918,290

Communications Equipment — 0.5%
ViaSat, Inc., Term Loan, (3 mo. LIBOR + 4.50%), 5.00%, 03/04/29		2,528	2,511,885

Construction & Engineering — 2.0%
Brand Energy & Infrastructure Services, Inc., 2017 Term Loan, (3 mo. LIBOR + 4.25%, 1.00% Floor), 5.26%, 06/21/24		4,035	3,842,317
Pike Corp., 2021 Incremental Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 01/21/28		1,045	1,034,873
SRS Distribution, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 06/02/28		2,939	2,900,288
USIC Holdings, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 05/12/28		1,765	1,744,837

			9,522,315

Construction Materials — 1.6%
Core & Main LP, 2021 Term Loan B, (1 mo. LIBOR + 2.50%), 2.95%, 07/27/28		4,636	4,589,465
Filtration Group Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/29/25		2,403	2,359,454
Tamko Building Products LLC, Term Loan B, (2 mo. LIBOR + 3.00%), 3.30%, 05/29/26		871	851,242

			7,800,161

Containers & Packaging — 2.0%
BWAY Holding Co., 2017 Term Loan B, (1 mo. LIBOR + 3.25%), 3.48%, 04/03/24		2,386	2,349,040
Charter NEX US, Inc., 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		3,611	3,588,190
Flex Acquisition Co., Inc., 2021 Term Loan, (3 mo. LIBOR + 3.50%), 4.00%, 03/02/28		970	967,474
Pregis TopCo Corp., 1st Lien Term Loan, (1 mo. LIBOR + 4.00%), 4.46%, 08/01/26		620	606,265
Tosca Services LLC, 2021 Term Loan, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 08/18/27(b)		1,186	1,156,127
Trident TPI Holdings, Inc.
2021 Delayed Draw Term Loan, 4.00%, 09/15/28		90	88,943
2021 Incremental Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 09/17/28		1,012	997,586

			9,753,625

Distributors — 1.0%
American Builders & Contractors Supply Co., Inc., 2019 Term Loan, (1 mo. LIBOR + 2.00%), 2.46%, 01/15/27		1,203	1,186,526
TMK Hawk Parent Corp.
2020 Super Priority First Out Term Loan A, (1 mo. LIBOR + 9.50%, 1.00% Floor), 10.50%, 05/30/24		952	903,911
2020 Super Priority Second Out Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 08/28/24		3,073	2,610,716

			4,701,153

3

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Consumer Services — 3.3%
2U, Inc., Term Loan, (3 mo. LIBOR + 5.75%, 0.75% Floor), 6.50%, 12/28/24	USD	1,436	$1,373,919
Amentum Government Services Holdings LLC, 2022 Term Loan, (SOFR + 4.00%), 4.50%, 02/15/29		791	782,101
Ascend Learning, LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 12/10/29		781	775,142
2021 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 12/10/28		1,937	1,915,386
Bright Horizons Family Solutions LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.75%, 11/23/28		935	922,974
Genuine Financial Holdings LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 07/11/25		2,245	2,215,748
Midas Intermediate Holdco II LLC, 2020 Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.68%, 12/22/25		1,721	1,588,816
Nomad Foods Europe Midco Ltd., 2017 USD Term Loan B4, (3 mo. LIBOR + 2.25%), 2.76%, 05/15/24		1,130	1,115,133
Ola Singapore PTE, Ltd., Term Loan, (SOFR + 6.25%, 0.75% Floor), 7.00%, 12/15/26		876	846,247
PAI Holdco, Inc., 2020 Term Loan B, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/28/27		762	753,724
Serta Simmons Bedding LLC
2020 Super Priority First Out Term Loan, (1 mo. LIBOR + 7.50%), 8.50%, 08/10/23		469	468,203
2020 Super Priority Second Out Term Loan, (1 mo. LIBOR + 7.50%, 1.00% Floor), 8.50%, 08/10/23		734	690,506
Sotheby’s, 2021 Term Loan B, (3 mo. LIBOR + 4.50%), 5.00%, 01/15/27		1,793	1,791,009
Voyage Australia Pty. Ltd., USD Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 07/20/28		744	735,269

			15,974,177

Diversified Financial Services — 8.7%
Advisor Group, Inc., 2021 Term Loan, (1 mo. LIBOR + 4.50%), 4.96%, 07/31/26		1,029	1,023,498
Alchemy Copyrights LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.50%, 03/10/28(b)		850	846,894
AlixPartners LLP, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 02/04/28		1,745	1,715,510
AqGen Island Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.56%, 08/02/28(b)		3,568	3,538,815
Castlelake Aviation Ltd., Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 10/22/26		2,341	2,275,196
Cogeco Financing 2 LP, 2021 Incremental Term Loan B, (1 mo. LIBOR + 2.50%), 3.00%, 09/01/28		2,786	2,762,625
Delta TopCo, Inc.
2020 2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.00%, 12/01/28		670	655,481
2020 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/01/27		1,742	1,711,829
EG America LLC, 2018 USD Term Loan, (3 mo. LIBOR + 4.00%), 5.00%, 02/07/25		911	894,828
Gainwell Acquisition Corp., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 10/01/27(b)		4,843	4,830,502

Security		Par (000)	Value

Diversified Financial Services (continued)
I-Logic Technologies Bidco Ltd., 2021 USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 02/16/28	USD	429	$424,100
Kingpin Intermediate Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 07/03/24		1,686	1,660,935
KKR Apple Bidco LLC
2021 2nd Lien Term Loan, (1 mo. LIBOR + 5.75%), 6.25%, 09/21/29		248	245,986
2021 Term Loan, (1 mo. LIBOR + 3.00%), 3.50%, 09/23/28		606	597,856
LBM Acquisition LLC, Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.21%, 12/18/27		2,458	2,401,300
LEB Holdings (USA), Inc, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 11/02/27		244	242,187
Radiate Holdco LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 09/25/26		2,431	2,407,522
RVR Dealership Holdings LLC, Term Loan B, (SOFR + 3.75%, 0.75% Floor), 4.50%, 02/08/28		737	701,004
Setanta Aircraft Leasing Designated Activity Co., Term Loan B, (3 mo. LIBOR + 2.00%), 3.01%, 11/05/28		1,340	1,318,788
SMG U.S. Midco 2, Inc., 2020 Term Loan, (3 mo. LIBOR + 2.50%), 2.96%, 01/23/25		422	404,807
SSH Group Holdings, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 4.25%), 5.26%, 07/30/25		506	490,133
Veritas U.S., Inc., 2021 USD Term Loan B, (3 mo. LIBOR + 5.00%, 1.00% Floor), 6.01%, 09/01/25		6,860	6,399,871
VS Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 02/28/27		1,477	1,461,335
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 3.75%), 4.25%, 10/19/27		1,238	1,222,326
Ziggo Financing Partnership, USD Term Loan I, (3 mo. LIBOR + 2.50%), 2.90%, 04/30/28		1,617	1,590,983

			41,824,311

Diversified Telecommunication Services — 2.2%
Cablevision Lightpath LLC, Term Loan B, (3 mo. LIBOR + 3.25%), 3.75%, 11/30/27		571	562,784
Consolidated Communications, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 10/02/27		808	753,894
Frontier Communications Corp., 2021 DIP Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.81%, 05/01/28		1,992	1,959,083
Iridium Satellite LLC, 2021 Term Loan B2, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 11/04/26		1,938	1,920,305
Level 3 Financing, Inc., 2019 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 03/01/27		1,931	1,892,828
Meridian Adhesives Group, Inc., Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 07/24/28		2,033	1,998,405
Virgin Media SFA Finance Ltd., GBP Term Loan L, (SONIA CMPD + 3.25%), 3.85%, 01/15/27	GBP	1,000	1,285,078

			10,372,377

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities — 1.3%
ExGen Renewables IV LLC, 2020 Term Loan, (3 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 12/15/27	USD	1,330	$1,316,244
Triton Water Holdings, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 4.51%, 03/31/28		4,921	4,791,480

			6,107,724

Electrical Equipment — 1.2%
Arcline FM Holdings LLC, 2021 1st Lien Term Loan, (3 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 06/23/28		1,540	1,517,803
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.01% Floor), 3.25%, 03/31/27		2,437	2,399,409
II-VI, Inc., 2021 Bridge Term Loan B, 12/01/28(b)(g)		1,736	1,722,980

			5,640,192

Entertainment — 0.4%
MSG National Properties LLC, Term Loan, (3 mo. LIBOR + 6.25%, 0.75% Floor), 7.00%, 11/12/25(b)		1,965	1,955,299

Environmental, Maintenance & Security Service — 0.7%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 09/07/27		1,983	1,958,297
TruGreen LP, 2020 Term Loan, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 11/02/27		1,221	1,212,250

			3,170,547

Equity Real Estate Investment Trusts (REITs) — 0.1%
RHP Hotel Properties LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 05/11/24		720	708,689

Food & Staples Retailing — 0.4%
U.S. Foods, Inc.
2019 Term Loan B, (3 mo. LIBOR + 2.00%), 2.51%, 09/13/26		639	624,959
2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.26%, 11/22/28		1,108	1,094,221

			1,719,180

Food Products — 2.6%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 10/01/25		1,198	1,036,625
2021 Incremental Term Loan, (1 mo. LIBOR + 4.75%, 0.75% Floor), 5.50%, 10/01/25		1,539	1,365,573
Chobani LLC, 2020 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 10/23/27		2,742	2,690,468
Froneri International Ltd., 2020 USD Term Loan, (1 mo. LIBOR + 2.25%), 2.71%, 01/29/27		3,578	3,508,476
Naked Juice LLC, 2nd Lien Term Loan, (3 mo. LIBOR + 6.00%), 6.65%, 01/24/30		1,179	1,173,036
Reynolds Group Holdings, Inc., 2020 Term Loan B2, (1 mo. LIBOR + 3.25%), 3.71%, 02/05/26		405	393,569
Sovos Brands Intermediate, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/08/28		1,523	1,504,411
UTZ Quality Foods LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 01/20/28		688	677,766

			12,349,924

Gas Utilities — 0.6%
Freeport LNG Investments, LLLP, Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 12/21/28		2,836	2,815,143

Security		Par (000)	Value

Health Care Equipment & Supplies — 2.1%
Electron BidCo, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.25%), 4.26%, 11/01/28	USD	2,207	$2,180,326
Insulet Corp., Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 05/04/28(b)		771	765,389
Medline Borrower, LP, USD Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 10/21/28		3,688	3,648,697
Ortho-Clinical Diagnostics SA
2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.23%, 06/30/25		1,875	1,866,377
EUR Term Loan B, (EURIBOR + 3.50%), 3.50%, 06/30/25	EUR	872	957,464
Venga Finance SARL, 2021 USD Term Loan B, 12/04/28(g)	USD	651	631,047

			10,049,300

Health Care Providers & Services — 3.1%
CCRR Parent, Inc., Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 03/05/28		1,633	1,622,388
CHG Healthcare Services, Inc., 2021 Term Loan, (6 mo. LIBOR + 3.50%), 4.51%, 09/29/28		1,031	1,020,192
Da Vinci Purchaser Corp., 2019 Term Loan, (3 mo. LIBOR + 4.00%, 1.00% Floor), 5.01%, 01/08/27		1,453	1,445,018
Envision Healthcare Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.75%), 4.20%, 10/10/25		1,435	949,688
EyeCare Partners LLC
2020 Term Loan, (3 mo. LIBOR + 3.75%), 4.76%, 02/18/27		1,681	1,657,281
2021 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 7.76%, 11/15/29		576	573,071
2021 Delayed Draw Term Loan, 4.76%, 11/15/28		108	106,506
2021 Incremental Term Loan, (3 mo. LIBOR + 3.75%), 4.76%, 11/15/28		539	535,160
Femur Buyer, Inc., 1st Lien Term Loan, (3 mo. LIBOR + 4.50%), 5.51%, 03/05/26(b)		1,052	944,633
Orbcomm, Inc., Term Loan B, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 09/01/28		879	869,123
PetVet Care Centers LLC, 2021 Term Loan B3, (1 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 02/14/25		52	52,002
Sotera Health Holdings LLC, 2021 Term Loan, (3 mo. LIBOR + 2.75%), 3.25%, 12/13/26		2,539	2,503,023
WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 12/23/28		2,463	2,446,477

			14,724,562

Health Care Services — 0.7%
Azalea Topco, Inc., Term Loan, (3 mo. LIBOR + 3.50%), 3.80%, 07/25/26		975	961,233
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3 mo. LIBOR + 7.00%), 7.50%, 11/01/29		611	586,560
Unified Physician Management LLC, 2020 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 12/18/27		1,862	1,839,236

			3,387,029

Health Care Technology — 3.3%
Athenahealth, Inc., 2022 Term Loan B, (SOFR + 3.50%), 4.00%, 02/15/29		2,891	2,855,531
Change Healthcare Holdings, Inc., 2017 Term Loan B, (1 mo. LIBOR + 2.50%, 1.00% Floor), 3.50%, 03/01/24		1,382	1,372,779
GoodRx, Inc., 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 10/10/25		2,193	2,172,740

5

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Health Care Technology (continued)
IQVIA, Inc., 2017 USD Term Loan B1, (1 mo. LIBOR + 1.75%), 2.21%, 03/07/24	USD	475	$470,905
Polaris Newco LLC, USD Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 06/04/28		4,202	4,156,530
Press Ganey Holdings, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 07/25/26.		1,702	1,689,058
Verscend Holding Corp., 2021 2nd Lien Term Loan, (1 mo. LIBOR + 7.00%), 7.50%, 04/02/29(b)		3,092	3,061,080

			15,778,623

Hotels, Restaurants & Leisure — 6.3%
1011778 B.C. Unlimited Liability Co., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.21%, 11/19/26		2,449	2,393,300
Caesars Resort Collection LLC
2017 1st Lien Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 12/23/24		1,871	1,859,637
2020 Term Loan B1, (1 mo. LIBOR + 3.50%), 3.96%, 07/20/25		1,220	1,214,917
Churchill Downs, Inc., 2021 Incremental Term Loan B1, (1 mo. LIBOR + 2.00%), 2.46%, 03/17/28		779	768,733
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.25%, 03/31/28		577	577,525
Equinox Holdings, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%, 1.00% Floor), 4.01%, 03/08/24		3,995	3,747,346
Fertitta Entertainment LLC, 2022 Term Loan B, (SOFR + 4.00%), 4.50%, 01/27/29		4,155	4,129,050
Four Seasons Hotels Ltd., New 1st Lien Term Loan, (1 mo. LIBOR + 2.00%), 2.46%, 11/30/23		1,306	1,328,753
Golden Nugget, Inc., 2020 Initial Term Loan, (1 mo. LIBOR + 12.00%, 1.00% Floor), 13.00%, 10/04/23(b)		177	187,572
IRB Holding Corp., 2020 Term Loan B, (6 mo. LIBOR + 2.75%, 1.00% Floor), 3.76%, 02/05/25		1,589	1,571,306
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 03/11/28		1,227	1,206,813
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 3.21%, 08/14/24		1,280	1,274,668
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 07/21/26		1,118	1,108,369
Station Casinos LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 02/08/27		2,065	2,035,027
Travelport Finance Luxembourg SARL(e)
2020 Super Priority Term Loan, (7.25% PIK), 2.51%, 02/28/25		1,385	1,407,857
2021 Consented Term Loan, (1.75% PIK), 6.01%, 05/29/26		2,232	1,960,737
Twin River Worldwide Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 3.25%), 3.75%, 10/01/28		906	899,871
Whatabrands LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 08/03/28		2,279	2,249,383
Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 05/30/25		544	537,923

			30,458,787

Household Durables — 1.9%
ACProducts Holdings, Inc., 2021 Term Loan B, (6 mo. LIBOR + 4.25%), 4.75%, 05/17/28		2,791	2,510,491

Security		Par (000)	Value

Household Durables (continued)
Reynolds Consumer Products LLC, Term Loan, (1 mo. LIBOR + 1.75%), 2.21%, 02/04/27	USD	1,505	$1,477,724
Snap One Holdings Corp., Term Loan B, (3 mo. LIBOR + 4.50%), 5.51%, 12/08/28		1,083	1,061,568
Solis IV BV, USD Term Loan B1, (3 mo. LIBOR + 3.50%), 4.00%, 02/26/29		2,260	2,211,975
Springs Windows Fashions LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/06/28		831	804,682
Weber-Stephen Products LLC, Term Loan B, (1 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 10/30/27		974	942,357

			9,008,797

Household Products — 0.1%
Spectrum Brands, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.00%), 2.50%, 03/03/28		538	529,845

Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 01/15/25		505	495,576
Calpine Corp.
2019 Term Loan B10, (1 mo. LIBOR + 2.00%), 2.46%, 08/12/26		708	696,983
Term Loan B9, (1 mo. LIBOR + 2.00%), 2.46%, 04/06/26		1,515	1,491,913

			2,684,472

Industrial Conglomerates — 2.7%
AVSC Holding Corp.(e)
2020 Term Loan B1, (0.25% PIK), 4.25%, 03/03/25		2,916	2,744,009
2020 Term Loan B3, (10.00% PIK), 5.00%, 10/15/26		1,243	1,468,068
Diamond BC BV, 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 09/29/28		1,934	1,892,568
Sequa Mezzanine Holdings LLC, 2020 Extended Term Loan, (3 mo. LIBOR + 6.75%, 1.00% Floor), 7.75%, 11/28/23		1,315	1,315,072
Stitch Aquisition Corp., Term Loan B, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.76%, 07/28/28		1,094	1,025,018
Vertical US Newco, Inc., Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 07/30/27		1,910	1,894,547
Vertiv Group Corp., 2021 Term Loan B, (1 mo. LIBOR + 2.75%), 2.99%, 03/02/27		2,950	2,872,109

			13,211,391

Insurance — 4.7%
Alliant Holdings Intermediate LLC
2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 05/09/25		2,906	2,871,178
2021 Term Loan B4, (1 mo. LIBOR + 3.50%), 4.00%, 11/06/27		3,817	3,787,479
Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 05/09/25		1,021	1,009,300
AmWINS Group, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%, 0.75% Floor), 3.00%, 02/19/28		3,388	3,328,929
AssuredPartners, Inc.
2020 Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27		1,415	1,395,774
2021 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 02/12/27		888	875,971

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Insurance (continued)
Hub International Ltd.
2018 Term Loan B, (2 mo. LIBOR + 3.00%), 3.27%, 04/25/25	USD	2,869	$2,833,578
2021 Term Loan B, (3 mo. LIBOR + 3.25%, 0.75% Floor), 4.00%, 04/25/25		2,687	2,667,203
NFP Corp., 2020 Term Loan, (1 mo. LIBOR + 3.25%), 3.71%, 02/13/27		187	183,423
Ryan Specialty Group LLC, Term Loan, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 09/01/27		1,150	1,140,734
Sedgwick Claims Management Services, Inc. 2018 Term Loan B, (1 mo. LIBOR + 3.25%), 3.71%, 12/31/25		792	783,297
2019 Term Loan B, (1 mo. LIBOR + 3.75%), 4.21%, 09/03/26		1,026	1,017,522
2020 Term Loan B3, (1 mo. LIBOR + 4.25%, 1.00% Floor), 5.25%, 09/03/26		828	821,876

			22,716,264

Interactive Media & Services — 2.9%
Adevinta ASA, USD Term Loan B, (3 mo. LIBOR + 2.75%, 0.75% Floor), 3.76%, 06/26/28		2,494	2,452,992
Arches Buyer, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 12/06/27		2,382	2,338,882
Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 10/31/26		3,358	3,322,820
Go Daddy Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.45%, 08/10/27		738	730,678
Grab Holdings, Inc., Term Loan B, (6 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 01/29/26		5,103	4,975,180

			13,820,552

Internet & Direct Marketing Retail — 0.5%
CNT Holdings I Corp., 2020 Term Loan, (3 mo. LIBOR + 3.50%, 0.75% Floor), 4.25%, 11/08/27		2,082	2,067,959
PUG LLC, 2021 Incremental Term Loan B, (1 mo. LIBOR + 4.25%), 4.75%, 02/13/27(b)		370	367,364

			2,435,323

Internet Software & Services — 0.3%
Uber Technologies, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 3.96%, 02/25/27		1,470	1,463,041

IT Services — 7.3%
Aruba Investments, Inc.
2020 2nd Lien Term Loan, (6 mo. LIBOR + 7.75%, 0.75% Floor), 8.50%, 11/24/28		1,440	1,422,000
2020 USD Term Loan, (6 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 11/24/27		771	761,570
Banff Merger Sub, Inc., 2021 USD Term Loan, (3 mo. LIBOR + 3.75%), 4.21%, 10/02/25		2,054	2,040,209
Camelot U.S. Acquisition 1 Co., Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 10/31/26		2,193	2,166,826
CCC Intelligent Solutions, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 3.26%, 09/21/28		1,696	1,677,097
CoreLogic, Inc.
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%), 7.00%, 06/04/29		1,416	1,392,498
Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 06/04/28		4,189	4,133,991

Security		Par (000)	Value

IT Services (continued)
Fleetcor Technologies Operating Co. LLC, 2021 Term Loan B4, (1 mo. LIBOR + 1.75%), 2.21%, 04/30/28	USD	2,059	$2,021,526
Greeneden U.S. Holdings II LLC, 2020 USD Term Loan B4, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 12/01/27		5,016	5,002,874
PUG LLC, USD Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 02/13/27		2,549	2,494,486
Sophia LP, 2020 2nd Lien Term Loan, (3 mo. LIBOR + 8.00%, 1.00% Floor), 9.01%, 10/09/28		4,215	4,288,763
TierPoint LLC, 2021 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 05/05/26		968	957,342
Trans Union LLC
2019 Term Loan B5, (1 mo. LIBOR + 1.75%), 2.21%, 11/16/26		1,870	1,840,656
2021 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.75%, 12/01/28		2,623	2,599,823
Virtusa Corp., 1st Lien Term Loan B, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28(b)		1,051	1,040,866
WEX, Inc., 2021 Term Loan, (1 mo. LIBOR + 2.25%), 2.71%, 03/31/28		980	966,977
ZoomInfo LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 02/02/26		218	216,910

			35,024,414

Leisure Products — 0.4%
Fender Musical Instruments Corp., 2021 Term Loan B, (SOFR + 4.00%), 4.50%, 12/01/28		983	972,865
MND Holdings III Corp., 2018 1st Lien Term Loan, (3 mo. LIBOR + 3.50%, 1.00% Floor), 4.51%, 06/19/24		987	972,274

			1,945,139

Life Sciences Tools & Services — 3.2%
Avantor Funding, Inc.
2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.50%, 11/21/24		346	342,377
2021 Term Loan B5, (1 mo. LIBOR + 2.25%), 2.75%, 11/08/27		2,883	2,856,822
eResearchTechnology, Inc., 2020 1st Lien Term Loan, (1 mo. LIBOR + 4.50%, 1.00% Floor), 5.50%, 02/04/27		4,427	4,383,395
ICON Luxembourg SARL
LUX Term Loan, (3 mo. LIBOR + 2.25%), 3.31%, 07/01/28		2,527	2,512,471
US Term Loan, (3 mo. LIBOR + 2.25%), 3.31%, 07/01/28		629	625,985
Maravai Intermediate Holdings LLC, 2022 Term Loan B, (3 mo. LIBOR + 3.00%), 3.50%, 10/19/27(b)		1,233	1,226,485
Parexel International Corp., 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 11/15/28		3,434	3,405,741

			15,353,276

Machinery — 3.8%
Albion Financing 3 SARL, USD Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 08/17/26		1,849	1,829,346
ASP Blade Holdings, Inc., Initial Term Loan, (1 mo. LIBOR + 4.00%), 4.50%, 10/15/28		678	668,394
Clark Equipment Co., 2021 Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.26%, 05/18/24		1,357	1,351,983

7

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Machinery (continued)
Columbus McKinnon Corp., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.81%, 05/14/28	USD	413		$405,156
Filtration Group Corp., 2021 Incremental Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 10/21/28		1,185		1,167,284
Fluidra SA, 2022 USD Term Loan B, (SOFR + 2.00%), 2.50%, 01/29/29		311		308,341
Ingersoll-Rand Services Co., 2020 USD Spinco Term Loan, (1 mo. LIBOR + 1.75%), 2.21%, 02/28/27		2,241		2,200,648
Madison IAQ LLC, Term Loan, (6 mo. LIBOR + 3.25%), 4.52%, 06/21/28		4,126		4,070,739
SPX Flow, Inc., 03/16/29(g)		1,390		1,352,929
Titan Acquisition Ltd., 2018 Term Loan B, (3 mo. LIBOR + 3.00%), 4.01%, 03/28/25		4,761		4,650,058
Zurn LLC, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.75%, 10/04/28		127		125,838

				18,130,716

Media — 12.5%
A-L Parent LLC, 2016 1st Lien Term Loan, (1 mo. LIBOR + 3.25%, 1.00% Floor), 4.25%, 12/01/23		2,045		1,940,598
Altice Financing SA
2017 USD Term Loan B, (3 mo. LIBOR + 2.75%), 2.99%, 07/15/25		1,093		1,062,483
USD 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.75%), 2.99%, 01/31/26		1,567		1,507,651
Altice France SA, 2018 Term Loan B13, (3 mo. LIBOR + 4.00%), 4.51%, 08/14/26		3,492		3,423,430
AMC Entertainment Holdings, Inc., 2019 Term Loan B, 04/22/26(g)		956		850,679
Cable One, Inc., 2021 Term Loan B4, (1 mo. LIBOR + 2.00%), 2.46%, 05/03/28		1,038		1,021,545
Charter Communications Operating LLC, 2019 Term Loan B1, (1 mo. LIBOR + 1.75%), 2.21%, 04/30/25		2,626		2,612,534
City Football Group Ltd., Term Loan, (6 mo. LIBOR + 3.50%), 4.00%, 07/21/28		1,595		1,561,109
Clear Channel Outdoor Holdings, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 3.80%, 08/21/26		3,856		3,786,908
CMG Media Corp., 2021 Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 12/17/26		—	(h)	309
Connect Finco SARL, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/12/26		6,709		6,645,227
CSC Holdings LLC
2017 Term Loan B1, (1 mo. LIBOR + 2.25%), 2.65%, 07/17/25		2,141		2,102,429
2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.90%, 04/15/27		2,107		2,066,595
E.W. Scripps Co., 2020 Term Loan B3, (1 mo. LIBOR + 3.00%, 0.75% Floor), 3.75%, 01/07/28		862		855,136
Lions Gate Capital Holdings LLC, 2018 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 03/24/25		1,330		1,309,701
Live Nation Entertainment, Inc., Term Loan B4, (1 mo. LIBOR + 1.75%), 2.25%, 10/19/26		2,550		2,492,909
MH Sub I LLC
2017 1st Lien Term Loan, (1 mo. LIBOR + 3.50%), 3.96%, 09/13/24		3,498		3,450,540
2020 Incremental Term Loan, (1 mo. LIBOR + 3.75%, 1.00% Floor), 4.75%, 09/15/24		2,918		2,881,686
2021 2nd Lien Term Loan, (1 mo. LIBOR + 6.25%), 6.71%, 02/23/29		1,021		1,009,514

Security		Par (000)	Value

Media (continued)
Nexstar Broadcasting, Inc., 2019 Term Loan B4, (1 mo. LIBOR + 2.50%), 2.73%, 09/19/26	USD	1,344	$1,337,679
Trader Corp., 2017 Term Loan B, (1 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 09/28/23(b)		4,102	4,060,717
Trader Interactive LLC, 2021 Term Loan B, (1 mo. LIBOR + 4.00%), 4.50%, 07/28/28(b)		564	555,559
UPC Financing Partnership, 2021 USD Term Loan AX, (3 mo. LIBOR + 3.00%), 3.40%, 01/31/29		577	568,587
Virgin Media Bristol LLC
2020 USD Term Loan Q, (1 mo. LIBOR + 3.25%), 3.65%, 01/31/29		2,365	2,348,753
USD Term Loan N, (3 mo. LIBOR + 2.50%), 2.90%, 01/31/28		988	974,785
Voyage Digital Ltd., 03/03/29(b)(g)		1,018	997,640
William Morris Endeavor Entertainment LLC, 2018 1st Lien Term Loan, (1 mo. LIBOR + 2.75%), 3.21%, 05/18/25		3,285	3,219,292
WMG Acquisition Corp., 2021 Term Loan G, (1 mo. LIBOR + 2.12%), 2.58%, 01/20/28		669	661,827
Zayo Group Holdings, Inc., USD Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 03/09/27		4,952	4,814,585

			60,120,407

Oil, Gas & Consumable Fuels — 1.9%
Edgewater Generation LLC, Term Loan, (1 mo. LIBOR + 3.75%), 4.21%, 12/13/25		1,224	1,125,640
Lealand Finance Co. BV
2020 Make Whole Term Loan, (1 mo. LIBOR + 3.00%), 3.46%, 06/28/24(b)		40	24,146
2020 Take Back Term Loan, (1 mo. LIBOR + 1.00%), 1.46%, 06/30/25		293	145,568
Lucid Energy Group II Borrower LLC, 2021 Term Loan, (1 mo. LIBOR + 4.25%, 0.75% Floor), 5.00%, 11/24/28		2,414	2,397,390
Medallion Midland Acquisition, LLC, 10/18/28(g)		1,939	1,915,984
Murphy USA, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 2.25%, 01/31/28(b)		644	644,132
Oryx Midstream Services Permian Basin LLC, Term Loan B, 09/30/28(g)		3,147	3,118,027

			9,370,887

Personal Products — 1.4%
Kronos Acquisition Holdings, Inc., 2021 1st Lien Term Loan, (SOFR + 6.00%, 1.00% Floor), 7.00%, 12/22/26		410	406,045
Prestige Brands, Inc., 2021 Term Loan B5, (1 mo. LIBOR + 2.00%), 2.50%, 07/01/28		231	229,622
Sunshine Luxembourg VII SARL, 2021 Term Loan B3, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.76%, 10/01/26		6,106	6,060,092

			6,695,759

Pharmaceuticals — 3.4%
Amneal Pharmaceuticals LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 05/04/25		1,223	1,202,792
Bausch Health Americas Inc., 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.46%, 06/02/25		2,808	2,856,800
Bausch Health Cos., Inc., 2022 Term Loan B, 01/27/27(g)		2,415	2,387,831
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, (1 mo. LIBOR + 2.00%), 2.50%, 02/22/28(b)		2,114	2,103,239

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Pharmaceuticals (continued)
Elanco Animal Health, Inc., Term Loan B, (1 mo. LIBOR + 1.75%), 1.98%, 08/01/27	USD	1,032	$1,013,937
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 mo. LIBOR + 2.00%), 2.46%, 11/15/27		1,592	1,563,218
Jazz Financing Lux SARL, USD Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 05/05/28		2,444	2,432,645
Organon & Co., USD Term Loan, (3 mo. LIBOR + 3.00%), 3.56%, 06/02/28		1,597	1,587,639
Precision Medicine Group LLC, 2021 Term Loan, (3 mo. LIBOR + 3.00%, 0.75% Floor), 4.01%, 11/18/27		1,308	1,280,419

			16,428,520

Professional Services — 0.6%
Dun & Bradstreet Corp.
2022 Incremental Term Loan B2, (SOFR + 3.25%), 3.56%, 01/18/29(b)		717	709,830
Term Loan, (1 mo. LIBOR + 3.25%), 3.70%, 02/06/26		2,416	2,391,010

			3,100,840

Real Estate Management & Development — 0.8%
Chamberlain Group, Inc., Term Loan B, (3 mo. LIBOR + 3.50%), 4.51%, 11/03/28		2,476	2,442,793
Cushman & Wakefield U.S. Borrower LLC, 2020 Term Loan B, (1 mo. LIBOR + 2.75%), 3.21%, 08/21/25		1,460	1,438,258

			3,881,051

Road & Rail — 0.2%
SIRVA Worldwide, Inc., 2018 1st Lien Term Loan, (3 mo. LIBOR + 5.50%), 5.80%, 08/04/25		1,201	1,104,817

Semiconductors & Semiconductor Equipment — 0.1%
Synaptics, Inc., Term Loan B, (3 mo. LIBOR + 2.25%), 2.75%, 12/02/28		631	627,480

Software — 15.8%
Applied Systems, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 3.00%), 5.50%, 09/19/24		744	737,859
Barracuda Networks, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.73%, 02/12/25		2,079	2,067,566
2020 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%, 0.75% Floor), 7.50%, 10/30/28		870	864,563
Cloudera, Inc.
2021 Second Lien Term Loan, (1 mo. LIBOR + 6.00%), 6.50%, 10/08/29(b)		1,486	1,459,995
2021 Term Loan, (1 mo. LIBOR + 3.75%), 4.25%, 10/08/28		3,001	2,959,736
ConnectWise LLC, 2021 Term Loan B, (1 mo. LIBOR + 3.50%), 4.00%, 09/30/28		1,020	1,012,279
Cornerstone OnDemand, Inc., 2021 Term Loan, (3 mo. LIBOR + 3.75%), 4.25%, 10/15/28		1,205	1,191,444
Digicel International Finance Ltd., 2017 Term Loan B, (6 mo. LIBOR + 3.25%), 3.50%, 05/27/24		1,039	987,355
E2open LLC, 2020 Term Loan B, (3 mo. LIBOR + 3.50%), 4.00%, 02/04/28		287	282,403
Epicor Software Corp., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.75%, 1.00% Floor), 8.75%, 07/31/28		2,141	2,181,144

Security		Par (000)	Value

Software (continued)
Helios Software Holdings, Inc., 2021 USD Term Loan B, (6 mo. LIBOR + 3.75%), 5.25%, 03/11/28	USD	2,134	$2,110,913
Informatica LLC, 2021 USD Term Loan B, (1 mo. LIBOR + 2.75%), 3.25%, 10/29/28		5,160	5,100,265
Instructure Holdings, Inc., 2021 Term Loan B, (3 mo. LIBOR + 2.75%), 3.27%, 10/29/28(b)		735	731,325
IPS Corp.
2021 2nd Lien Term Loan B, (1 mo. LIBOR + 7.00%), 7.50%, 10/01/29		1,046	1,023,333
2021 Term Loan, (1 mo. LIBOR + 3.50%), 4.00%, 10/01/28		589	574,333
Magenta Buyer LLC
2021 USD 1st Lien Term Loan, (3 mo. LIBOR + 5.00%, 0.75% Floor), 5.75%, 07/27/28		6,028	5,972,134
2021 USD 2nd Lien Term Loan, (3 mo. LIBOR + 8.25%, 0.75% Floor), 9.00%, 07/27/29		2,934	2,900,992
McAfee LLC, 2022 USD Term Loan B, (3 mo. LIBOR + 4.00%), 4.50%, 03/01/29		3,493	3,462,436
Netsmart Technologies, Inc., 2020 Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 10/01/27		1,570	1,561,491
Planview Parent, Inc.
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.26%, 12/18/28(b)		930	920,700
Term Loan, (3 mo. LIBOR + 4.00%, 0.75% Floor), 5.01%, 12/17/27		2,143	2,113,810
Proofpoint, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.25%), 3.76%, 08/31/28		3,029	2,993,228
2nd Lien Term Loan, (3 mo. LIBOR + 6.25%), 6.76%, 08/31/29		1,451	1,442,381
RealPage, Inc.
1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.75%, 04/22/28		6,272	6,192,516
2nd Lien Term Loan, (1 mo. LIBOR + 6.50%, 0.75% Floor), 7.25%, 04/22/29		2,965	2,968,859
Renaissance Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 3.71%, 05/30/25		679	669,639
Severin Acquisition LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 3.45%, 08/01/25		2,889	2,851,746
Sophia LP, 2021 Term Loan B, (3 mo. LIBOR + 3.25%), 4.26%, 10/07/27		4,241	4,194,121
Tempo Acquisition LLC, 2022 Term Loan B, (SOFR + 3.00%), 3.50%, 08/31/28		4,840	4,778,432
Tibco Software Inc., 2020 2nd Lien Term Loan, (1 mo. LIBOR + 7.25%), 7.71%, 03/04/28		861	857,958
Ultimate Software Group, Inc.
2021 2nd Lien Term Loan, (3 mo. LIBOR + 5.25%), 5.75%, 05/03/27		1,865	1,848,002
2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 05/04/26		4,360	4,320,609
Term Loan B, (3 mo. LIBOR + 3.75%), 4.76%, 05/03/26		2,884	2,870,628

			76,204,195

Specialty Retail — 4.4%
Belron Finance U.S. LLC
2018 Term Loan B, (3 mo. LIBOR + 2.25%), 2.69%, 11/13/25		438	434,258
2019 USD Term Loan B3, (3 mo. LIBOR + 2.25%), 2.56%, 10/30/26		873	862,546

9

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Specialty Retail (continued)
Belron Finance U.S. LLC (continued)
2021 USD Term Loan B, (3 mo. LIBOR + 2.75%), 3.25%, 04/13/28	USD	3,020	$2,995,303
CD&R Firefly Bidco Ltd., 2018 GBP Term Loan B1, (SONIA CMPD + 4.50%), 4.96%, 06/23/25	GBP	1,000	1,280,480
EG Group Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.25%), 5.25%, 03/31/26	USD	570	560,935
Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (1 mo. LIBOR + 3.25%), 3.75%, 11/24/28		687	679,417
Mavis Tire Express Services Corp., 2021 Term Loan B, (1 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 05/04/28		3,017	2,994,149
MED ParentCo LP, 1st Lien Term Loan, (1 mo. LIBOR + 4.25%), 4.71%, 08/31/26		1,715	1,693,825
Medical Solutions LLC, 2021 First Lien Term Loan, (3 mo. LIBOR + 3.50%), 4.51%, 11/01/28		2,465	2,440,582
PetSmart, Inc., 2021 Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 02/11/28		5,303	5,281,037
Research Now Group, Inc., 2017 1st Lien Term Loan, (6 mo. LIBOR + 5.50%, 1.00% Floor), 6.50%, 12/20/24		989	969,474
WOOF Holding, Inc.
1st Lien Term Loan, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.68%, 12/21/27		550	544,642
2nd Lien Term Loan, (3 mo. LIBOR + 7.25%, 0.75% Floor), 8.18%, 12/21/28		560	552,300

			21,288,948

Technology Hardware, Storage & Peripherals — 0.2%
Electronics for Imaging, Inc., Term Loan, (1 mo. LIBOR + 5.00%), 5.46%, 07/23/26		1,022	996,614

Textiles, Apparel & Luxury Goods — 0.4%
Crocs, Inc., Term Loan B, (SOFR + 3.50%), 3.50%, 02/17/29		1,905	1,855,337

Trading Companies & Distributors — 0.9%
Beacon Roofing Supply, Inc., 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.71%, 05/19/28		1,385	1,363,040
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, (3 mo. LIBOR + 3.25%), 3.75%, 01/31/28		1,527	1,498,237
ION Trading Finance Ltd., 2021 Term Loan, (3 mo. LIBOR + 4.75%), 5.76%, 04/01/28		679	672,645
SRS Distribution, Inc., 2022 Incremental Term Loan, (SOFR + 3.50%), 4.00%, 06/04/28		997	983,150

			4,517,072

Wireless Telecommunication Services — 1.1%
GOGO Intermediate Holdings LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 04/30/28		1,102	1,092,278
MetroNet Systems Holdings LLC, 2021 1st Lien Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 06/02/28		712	703,551
SBA Senior Finance II LLC, 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 2.21%, 04/11/25		3,369	3,323,525

			5,119,354

Total Floating Rate Loan Interests — 143.7% (Cost: $696,441,207)			690,708,691

Security		Shares	Value

Investment Companies

Fixed Income Funds — 0.3%
Invesco Senior Loan ETF		64,300	$1,399,811

Total Investment Companies — 0.3% (Cost: $1,407,774)			1,399,811

		Benefical Interest (000)

Other Interests(i)

IT Services(a)(b) — 0.0%
Millennium Corp.	USD	1,508	—
Millennium Lender Claim Trust		1,607	—

Total Other Interests — 0.0% (Cost: $ — )			—

		Shares

Warrants

Oil, Gas & Consumable Fuels — 0.0%

California Resources Corp. (Expires 10/24/24)(a)		999	14,376

Total Warrants — 0.0% (Cost: $ — )			14,376

Total Investments — 145.6% (Cost: $712,708,755)			699,812,026
Liabilities in Excess of Other Assets — (45.6)%			(219,210,693)

Net Assets — 100.0%			$480,601,333

(a)	Non-income producing security.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(f)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(g)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(h)	Rounds to less than 1,000.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares Held at 03/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$—	$—	(b)	$—	$—	$—	$—	—	$29	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased	Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD 1,991,675	EUR	1,810,000	BNP Paribas SA	06/15/22	$(16,045)
USD 2,526,842	GBP	1,937,000	Toronto-Dominion Bank	06/15/22	(16,960)

					$(33,005)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.37.V1	5.00%	Quarterly	12/20/26	B+		USD 5,600		$361,541	$396,546	$(35,005)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.

(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

11

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fair Value Hierarchy as of Period End (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Construction & Engineering	$81,796	$—	$—	$81,796
Diversified Financial Services	—	—	3,098	3,098
Metals & Mining	—	—	884	884
Oil, Gas & Consumable Fuels	90,668	—	—	90,668
Semiconductors & Semiconductor Equipment	43,312	—	—	43,312
Software	836	—	—	836
Specialty Retail	—	591,629	—	591,629
Corporate Bonds	—	6,876,925	—	6,876,925
Floating Rate Loan Interests	—	648,154,122	42,554,569	690,708,691
Investment Companies	1,399,811	—	—	1,399,811
Other Interests	—	—	—	—
Warrants	14,376	—	—	14,376

Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(15,758)	—	(15,758)

	$1,630,799	$655,606,918	$42,558,551	$699,796,268

Derivative Financial Instruments(b)
Liabilities
Credit Contracts	$—	$(35,005)	$—	$(35,005)
Foreign Currency Exchange Contracts	—	(33,005)	—	(33,005)

	$—	$(68,010)	$—	$(68,010)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)

Derivative financial instruments are swaps and forward foreign currency exchange contracts. Swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds		Floating Rate Loan Interests	Other Interests		Unfunded Floating Rate Loan Interests		Total

Assets
Opening balance, as of December 31, 2021	$3,891	$—	(a)	$27,319,074	$—	(a)	$(589)		$27,322,376
Transfers into Level 3(b)	—	—		24,685,099	—		—		24,685,099
Transfers out of Level 3(c)	—	—		(10,377,301)	—		589		(10,376,712)
Accrued discounts/premiums	—	—		11,125	—		—		11,125
Net realized gain (loss)	—	—		40,876	—		—		40,876
Net change in unrealized appreciation (depreciation)(d)	91	—		(432,833)	—		—		(432,742)
Purchases	—	—		2,950,090	—		—		2,950,090
Sales	—	—		(1,641,561)	—		—		(1,641,561)

Closing balance, as of March 31, 2022	$3,982	$—	(a)	$42,554,569	$—	(a)	$—	(a)	$42,558,551

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022(d)	$91	$—		$(391,346)	$—		$—		$(391,255)

(a)	Rounds to less than $1.
(b)

As of December 31, 2021, the Fund used observable inputs in determining the value of certain investments. As of March 31, 2022, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the fair value hierarchy.

(c)

As of December 31, 2021, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2022, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.

(d)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2022 is generally due to investments no longer held or categorized as Level 3 at period end.

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Currency Abbreviation

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

DIP	Debtor-In-Possession

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

PIK	Payment-in-Kind

SCA	Societe en Commandite par Actions

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

13